Retirement Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Defined Benefit Plan and Other Postretirement Benefit Plans Table Text Block [Line Items]
Retirement Benefits
(6)	Retirement Benefits
The following tables summarize the Company’s net periodic benefit cost for the three months ended March 31, 2026 and 2025:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Three Months Ended March 31,
(Dollars in Thousands)	2026	2025	2026	2025	2026	2025
Components of net periodic benefit cost:
Service cost	$4,419	$4,206	$—	$—	$44	$51
Interest cost	8,023	8,054	280	306	102	108
Expected return on plan assets	(14,314)	(14,061)	—	—	(73)	(73)
Amortization of prior service cost	—	—	—	—	9	9
Amortization of net loss (gain)	(608)	(1,196)	(42)	(50)	(59)	(46)

Net periodic benefit cost	$(2,480)	$(2,997)	$238	$256	$23	$49

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
	Three Months Ended March 31,
(Dollars in Thousands)	2026	2025	2026	2025	2026	2025
Components of net periodic benefit cost:
Service cost	$4,419	$4,206	$—	$—	$44	$51
Interest cost	8,024	8,054	279	306	102	108
Expected return on plan assets	(14,314)	(14,061)	—	—	(73)	(73)
Amortization of prior service cost	—	—	—	—	9	9
Amortization of net loss (gain)	—	—	(37)	(45)	(60)	(47)

Net periodic benefit cost	$(1,871)	$(1,801)	$242	$261	$22	$48

The aggregate expected contributions by the Company to fund the qualified pension plan, SERP and the other postretirement plans for the year ending December 31, 2026, are expected to be at least $18.0 million, $3.4 million and $0.2 million, respectively. The Company contributed $1.2 million and $2.3 million to fund the SERP during each of the three months ended March 31, 2026 and March 31, 2025, respectively. In addition, the Company contributed an immaterial amount to fund the other post-retirement plans.
For further information, see Note 12, “Retirement Benefits” to the audited consolidated financial statements included in this prospectus.

(12) Retirement Benefits
PSE has a defined benefit pension plan (Qualified Pension Benefits) covering a substantial majority of PSE employees. For em plo
yees hired prior to 2014, pension benefits earned are a function of age, salary, years of service and, in the case of employees in the cash balance formula plan, the applicable annual interest crediting rates. Effective January 1, 2014, all new UA represented employees hired or rehired receive annual pay credits of 4.0% of eligible pay each year in the cash balance formula of the defined pension plan. Effective January 1, 2014 for non-represented
employees, and December 12, 2014 for employees represented by the IBEW, newly hired or rehired employees receive annual employer contributions of 4.0% of eligible pay each year into the cash balance formula of the defined benefit pension or 401k plan account. PSE also has a non-qualified
Supplemental Executive Retirement Plan (SERP) for certain key senior management employees that closed to new participants in 2019. Effective 2019, PSE has an officer restoration benefit for new officers who join PSE or are promoted, such that company contributions under PSE’s applicable tax-qualified
plan, which otherwise would have been credited if not for IRS limitations, are credited at 4.0% of earnings to an account with the Deferred Compensation Plan.
In addition to providing pension benefits, PSE provides legacy group health care and life insurance benefits (Other Benefits) for certain retired employees. The group health care benefit is provided via a Retiree Health Reimbursement Account (HRA) Plan effective January 1, 2020. The life insurance benefits are provided principally through an insurance company.
Puget Energy’s retirement plans were remeasured as a result of the merger in 2009, which represents the difference between Puget Energy and PSE’s retirement plans. The components of service cost are included within utility operations and maintenance for PSE and within non-utility
expense and other for Puget Energy while all
non-service
cost components are included in other income.
The following tables summarize the Company’s change in benefit obligation, change in plan assets and amounts recognized in the Statements of Financial Position for the years ended December 31, 2025, and 2024:

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Change in benefit obligation:
Benefit obligation at beginning of period	$576,986	$609,103	$24,464	$26,824	$8,248	$8,597
Amendments	—	—	—	—	—	34
Service cost	17,521	18,616	—	—	202	197
Interest cost	32,265	31,152	1,226	1,370	411	406
Actuarial loss (gain)	9,669	(38,952)	207	(1,752)	(208)	(194)
Benefits paid	(44,745)	(41,583)	(4,448)	(1,978)	(700)	(792)
Administrative expense	(1,330)	(1,350)	—	—	—	—

Benefit obligation at end of period 1	$590,366	$576,986	$21,449	$24,464	$7,953	$8,248

1.	The amount is the actuarial present value of the vested benefits to which the employee is currently entitled and is based on the employee’s expected date of separation or retirement.

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Change in plan assets:
Fair value of plan assets at beginning of period	$772,690	$746,011	$—	$—	$4,785	$5,085
Actual return on plan assets	112,032	51,509	—	—	531	313
Employer contribution	18,000	18,000	4,448	1,978	154	179
Benefits paid	(44,745)	(41,583)	(4,448)	(1,978)	(700)	(792)
Administrative expense	(1,170)	(1,247)	—	—	—	—

Fair value of plan assets at end of period	$856,807	$772,690	$—	$—	$4,770	$4,785

Funded status at end of period	$266,441	$195,704	$(21,449)	$(24,464)	$(3,183)	$(3,463)

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Amounts recognized in Consolidated Balance Sheet consist of:
Noncurrent assets	$266,441	$195,704	$—	$—	$—	$—
Current liabilities	—	—	(3,394)	(6,759)	(242)	(237)
Noncurrent liabilities	—	—	(18,055)	(17,705)	(2,941)	(3,226)

Net assets (liabilities)	$266,441	$195,704	$(21,449)	$(24,464)	$(3,183)	$(3,463)

Puget Energy and Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Change in plan obligation and plan asset:
Projected benefit obligation	$590,366	$576,986	$21,449	$24,464	$7,953	$8,248
Accumulated benefit obligation	584,423	571,306	21,449	24,464	7,790	8,109
Fair value of plan assets	856,807	772,690	—	—	4,770	4,785
The following tables summarize Puget Energy’s and PSE’s pension benefit amounts recognized in accumulated other comprehensive income (AOCI) for the years ended December 31, 2025, and 2024:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss (gain)	$(90,960)	$(49,242)	$(2,921)	$(3,579)	$(2,383)	$(2,132)
Prior service cost (credit)	—	—	—	—	276	311

Total	$(90,960)	$(49,242)	$(2,921)	$(3,579)	$(2,107)	$(1,821)

Puget Sound Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Amounts recognized in Accumulated Other Comprehensive Income consist of:
Net loss (gain)	$(7,182)	$39,183	$(2,722)	$(3,342)	$(2,451)	$(2,204)
Prior service cost (credit)	—	—	—	—	276	311

Total	$(7,182)	$39,183	$(2,722)	$(3,342)	$(2,175)	$(1,893)

The following tables summarize Puget Energy’s and PSE’s net periodic benefit cost for the years ended December 31, 2025, 2024, and 2023.

Puget Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Components of net periodic benefit cost:
Service cost	$17,521	$18,616	$18,530	$—	$—	$143	$202	$197	$184
Interest cost	32,265	31,152	32,375	1,226	1,370	1,589	411	406	439
Expected return on plan assets	(56,159)	(54,896)	(50,641)	—	—	—	(275)	(288)	(297)

Puget Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Amortization of prior service cost (credit)	—	—	—	—	—	144	35	33	28
Amortization of net loss (gain)	(4,646)	(2,684)	(2,447)	(199)	(42)	—	(213)	(139)	(210)

Net periodic benefit cost	$(11,019)	$(7,812)	$(2,183)	$1,027	$1,328	$1,876	$160	$209	$144

Puget Sound Energy	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
(Dollars in Thousands)	2025	2024	2023	2025	2024	2023	2025	2024	2023
Components of net periodic benefit cost:
Service cost	$17,521	$18,616	$18,530	$—	$—	$143	$202	$197	$184
Interest cost	32,265	31,152	32,375	1,226	1,370	1,589	411	406	439
Expected return on plan assets	(56,159)	(54,897)	(50,641)	—	—	—	(275)	(288)	(297)
Amortization of prior service cost (credit)	—	—	—	—	—	144	35	33	28
Amortization of net loss (gain)	—	—	—	(179)	(22)	44	(217)	(139)	(230)

Net periodic benefit cost	$(6,373)	$(5,129)	$264	$1,047	$1,348	$1,920	$156	$209	$124

The following tables summarize Puget Energy’s and PSE’s benefit obligations recognized in other comprehensive income (OCI) for the years ended December 31, 2025, and 2024:

Puget Energy	Qualified Pension Benefits		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	$(46,365)	$(44,439)	$207	$(1,751)	$(464)	$(219)
Amortization of net (loss) gain	4,646	2,684	199	42	213	139
Settlements, mergers, sales, and closures	—	—	252	—	—	—
Prior service cost (credit)	—	—	—	—	—	34
Amortization of prior service (cost) credit	—	—	—	—	(35)	(33)

Total change in other comprehensive income for year	$(41,719)	$(41,755)	$658	$(1,709)	$(286)	$(79)

Puget Sound Energy	Qualified Pension Benefit		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Other changes (pre-tax) in plan assets and benefit obligations recognized in other comprehensive income:
Net loss (gain)	$(46,364)	$(44,438)	$207	$(1,751)	$(464)	$(219)

Puget Sound Energy	Qualified Pension Benefit		SERP Pension Benefits		Other Benefits
(Dollars in Thousands)	2025	2024	2025	2024	2025	2024
Amortization of net (loss) gain	—	—	179	22	217	139
Settlements, mergers, sales, and closures	—	—	235	—	—	—
Prior service cost (credit)	—	—	—	—	—	34
Amortization of prior service (cost) credit	—	—	—	—	(35)	(33)

Total change in other comprehensive income for year	$(46,364)	$(44,438)	$621	$(1,729)	$(282)	$(79)

The aggregate expected contributions by the Company to fund the qualified pension plan, SERP and the other postretirement plans for the year ending December 31, 2026, are expected to be at least $18.0 million, $3.4 million and $0.2 million, respectively.
Assumptions
In accounting for pension and other benefit obligations and costs under the plans, the following weighted-average
actuarial assumptions were used by the Company:

	Qualified Pension Benefits			SERP Pension Benefits			Other Benefits
Benefit Obligation Assumptions:	2025	2024	2023	2025	2024	2023	2025	2024	2023
Discount rate	5.65%	5.80%	5.30%	5.65%	5.80%	5.30%	5.65%	5.80%	5.30%
Rate of compensation increase	4.50	4.50	4.50	N/A	4.50	4.50	4.50	4.50	4.50
Interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Benefit Cost Assumptions:
Discount rate	5.80	5.30	5.60	5.80	5.30	5.60	5.80	5.30	5.60
Return on plan assets	7.00	7.00	6.75	N/A	N/A	N/A	7.00	7.00	7.00
Rate of compensation increase	4.50	4.50	4.50	N/A	N/A	4.50	4.50	4.50	4.50
Interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
The Company has selected the expected return on plan assets based on a historical analysis of rates of return and the Company’s investment mix, market conditions, inflation and other factors. The expected rate of return is reviewed annually based on these factors. The Company’s accounting policy for calculating the market-related value of assets for the Company’s retirement plan is based on a five-year smoothing of asset gains (losses) measured from the expected return on market-related assets. This is a calculated value that recognizes changes in fair value in a systematic and rational manner over five years. The same manner of calculating market-related value is used for all classes of assets, and is applied consistently from year to year.
Puget Energy’s pension and other postretirement benefits income or costs depend on several factors and assumptions, including plan design, timing and amount of cash contributions to the plan, earnings on plan assets, discount rate, expected long-term rate of return, and mortality trends. Changes in any of these factors or assumptions will affect the amount of income or expense that Puget Energy records in its financial statements in future years and its projected benefit obligation. Puget Energy has selected an expected return on plan assets based on a historical analysis of rates of return and Puget Energy’s investment mix, market conditions, inflation and other factors. As required by merger accounting rules, market-related value was reset to market value effective with the merger.
The discount rates were determined by using market interest rate data and the weighted-average discount rate from the FTSE Pension Discount Curve (formerly known as the Citigroup Pension Liability Index Curve). The Company also takes into account in determining the discount rate the expected changes in market interest rates and anticipated changes in the duration of the plan liabilities. The Company’s projected benefit obligation for pension plans experienced an actuarial loss of $9.7 million in 2025. This is primarily due to the change of census data, which increases the expected benefit obligation.
Plan Benefits
The expected total benefits to be paid during the next five years and the aggregate total to be paid for the five years thereafter are as follows:

(Dollars in Thousands)	2026	2027	2028	2029	2030	2031-2035
Qualified Pension total benefits	$45,300	$45,800	$46,200	$47,200	$48,000	$245,200
SERP Pension total benefits	3,394	5,321	2,023	1,586	2,017	6,499
Other Benefits total	837	826	821	822	792	3,260
Plan Assets
Plan contributions and the actuarial present value of accumulated plan benefits are prepared based on certain assumptions pertaining to interest rates, inflation rates and employee demographics, all of which are subject to change. Due to uncertainties inherent in the estimations and assumptions process, changes in these estimates and assumptions in the near term may be material to the financial statements.
The Company has a Retirement Plan Committee that establishes investment policies, objectives and strategies designed to balance expected return with a prudent level of risk. All changes to the investment policies are reviewed and approved by the Retirement Plan Committee prior to being implemented.
The Retirement Plan Committee invests trust assets with investment managers who have historically achieved above-median long-term investment performance within the risk and asset allocation limits that have been established. Interim evaluations are routinely performed with the assistance of an outside investment consultant.
To obtain the desired return needed to fund the pension benefit plans, the Retirement Plan Committee has established investment allocation percentages by asset classes as follows:

	Allocation
Asset Class	Minimum	Target	Maximum
Domestic large cap equity	22%	28%	35%
Domestic small/medium cap equity	—	8	12
Non-U.S. equity	10	24	30
Fixed income	30	40	50
Plan Fair Value Measurements
ASC 715, “Compensation—Retirement Benefits” (ASC 715) directs companies to provide additional disclosures about plan assets of a defined benefit pension or other postretirement plan. The objectives of the disclosures are to disclose the following: (i) how investment allocation decisions are made, including the factors that are pertinent to an understanding of investment policies and strategies; (ii) major categories of plan assets; (iii) inputs and valuation techniques used to measure the fair value of plan assets; (iv) effect of fair value measurements using significant unobservable inputs (Level 3) on changes in plan assets for the period; and (v) significant concentrations of risk within plan assets.
ASC 820 allows the reporting entity, as a practical expedient, to measure the fair value of investments that do not have readily determinable fair values on the basis of the net asset value per share of the investment if the net asset value of the investment is calculated in a matter consistent with ASC 946, “Financial Services—Investment Companies.” The standard requires disclosures about the nature and risk of the investments and whether the investments are probable of being sold at amounts different from the net asset value per share.

The following table sets forth by level, within the fair value hierarchy, the qualified pension plan as of December 31, 2025 and 2024:

	Recurring Fair Value Measures				Recurring Fair Value Measures
	December 31, 2025				December 31, 2024
(Dollars in Thousands)	Level 1	Level 2	Other	Total	Level 1	Level 2	Other	Total
Assets:
Common Stock:
Domestic	$124,005	$—	$—	$124,005	$117,183	$199	$—	$117,382
Foreign	18,374	—	—	18,374	14,050	—	—	14,050
Government Securities	117,302	31,928	—	149,230	100,126	13,172	—	113,298
Corporate Securities:
Domestic	—	19,618	—	19,618	—	17,807	—	17,807
Foreign	—	17,574	—	17,574	—	15,004	—	15,004
Mutual Funds	79,649	—	—	79,649	75,186	—	—	75,186
Cash and cash equivalents	6,148	(4,554)	—	1,594	5,263	(6,323)	—	(1,060)
Investments measured at NAV:
Collective Investment Funds	—	—	353,714	353,714	—	—	321,937	321,937
Partnership	—	—	109,157	109,157	—	—	90,308	90,308
Mutual Funds	—	—	64,401	64,401	—	—	57,187	57,187
Other	—	—	2,283	2,283	—	—	2,045	2,045
Net (payable) receivable	—	—	(82,792)	(82,792)	—	—	(50,454)	(50,454)

Total assets	$345,478	$64,566	$446,763	$856,807	$311,808	$39,859	$421,023	$772,690

The following table sets forth by level, within the fair value hierarchy, the Other Benefits plan assets which consist of insurance benefits for retired employees, at fair value:

	Recurring Fair Value Measures				Recurring Fair Value Measures
	December 31, 2025				December 31, 2024
(Dollars in Thousands)	Level 1	Level 2	Other	Total	Level 1	Level 2	Other	Total
Assets:
Mutual fund	$—	$4,770	$—	$4,770	$—	$4,785	$—	$4,785
Total assets	$—	$4,770	$—	$4,770	$—	$4,785	$—	$4,785
The following discussion provides information regarding the methods used in valuation of the various asset class investments held for the pension and other postretirement benefit plans.

•
Mutual funds classified as Level 1 securities have pricing inputs that are based on quoted prices in an active market. Principal markets for equity prices include published exchanges such as NASDAQ and New York Stock Exchange (NYSE). Mutual fund assets not included in the fair value hierarchy are privately held funds. These funds are not actively traded and utilize net asset value (NAV) as a practical expedient to measure fair value.

•
Common stock investments are traded in active markets on national and international securities exchanges and are valued at closing prices on the last business day of each period presented. They are classified as Level 1 securities.

•
Corporate and some government debt securities are valued using pricing models maximizing the use of observable inputs for similar securities. This includes basing value on yields currently available on comparable securities of issuers with similar credit ratings. Some government debt securities have quoted prices such as certain treasury securities and are classified as Level 1 securities.

•
Cash and cash equivalents comprise mostly of money market funds and foreign currency held. Money market funds are classified as Level 1 instruments as pricing inputs are based on unadjusted prices in an active market while foreign currency held is classified as a Level 2 investment based on inputs that are indirectly observable.

•
Investments in collective trust funds and partnerships are stated at the NAV as determined by the issuer of the fund and are based on the fair value of the underlying investments held by the fund less its liabilities. The NAV is used as a practical expedient to estimate fair value. These funds are primarily invested in a blend of corporate and government debt securities as well as international equities.

Employee Investment Plans
The Company’s Investment Plan is a qualified employee 401(k) plan, under which employee salary deferrals and after-tax
contributions are used to purchase several different investment fund options. PSE’s contributions to the employee Investment Plan were $33.3 million, $31.7 million and $28.9 million for the years 2025, 2024, and 2023, respectively. The employee Investment Plan eligibility requirements are set forth in the plan documents.
Non-represented
employees and United Association of Journeymen and Apprentices of the Plumbing and Pipefitting Industry (UA) represented employees hired before January 1, 2014, and International Brotherhood of Electrical Workers Local Union 77 (IBEW) represented employees hired before December 12, 2014, have the following company contributions:

1.
For employees under the Cash Balance retirement plan formula, PSE will match 100% of an employee’s contribution up to 6.0% of plan compensation each paycheck, and will make an additional year-end
contribution equal to 1.0% of base pay. Company matching will be immediately vested.

2.	For employees grandfathered under the Final Average Earning retirement plan formula, PSE will match 55.0% of an employee’s contribution up to 6.0% of plan compensation each paycheck.
Non-represented
and
UA-represented
employees hired on or after January 1, 2014 along with IBEW-represented employees hired on or after December 12, 2014, will have access to the 401(k) plan. The two contribution sources from PSE are below:

1.
401(k) Company Matching: For
non-represented,
UA-represented
and IBEW-represented employees PSE will match: 100% match on the first 3.0% of pay contributed and 50.0% match on the next 3.0% of pay contributed, such that an employee who contributes 6.0% of pay will receive 4.5% of pay in company match. Company matching will be immediately vested.

2.
Company Contribution:
UA-represented
employees will receive an annual company contribution of 4.0% of eligible pay placed in the Cash Balance retirement plan.
Non-represented
and IBEW-represented employees will receive an annual company contribution of 4.0% of eligible pay, placed either in the Investment Plan 401(k) plan or in PSE’s Cash Balance retirement plan.
Non-represented
and IBEW-represented employees will make a
one-time
election within 30 days of hire and direct that PSE put the 4.0% contribution either into the 401(k) plan or into an account in the Cash Balance retirement plan. The Company’s 4.0% contribution will vest after three years of service.